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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]  Amendment Number:

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zweig Advisers LLC
Address: 100 Pearl Street, Hartford, CT 06103

Form 13F File Number:  028-2621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
Title:   Vice President and Secretary
Phone:   (860) 263-4791

Signature, Place and Date of Signing:

    /s/ Kevin J. Carr            Hartford, CT               November 14, 2012
------------------------    ----------------------      ------------------------
       (Signature)              (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         69

Form 13F Information Table Value Total:   $590,751
                                        (thousands)

List of Other Included Managers:

NONE


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                           FORM 13F INFORMATION TABLE

                     REPORTING MANAGER: ZWEIG ADVISERS LLC

                   FOR THE QUARTER ENDED: SEPTEMBER 30, 2012

        COLUMN 1              COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5            COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------- --------- --------- ------------------------- ---------- -------- -----------------------
                                                                                                              VOTING AUTHORITY
                                                            SHARES OR                                     -----------------------
                              TITLE OF              VALUE   PRINCIPAL                 INVESTMENT  OTHER     SOLE    SHARED  NONE
        NAME OF ISSUER         CLASS      CUSIP    (X1000)   AMOUNT   SH/PRN PUT/CALL DISCRETION MANAGER     (A)      (B)    (C)
---------------------------- ---------- --------- --------- --------- ------ -------- ---------- -------- --------- ------- -----
ABBOTT LABS                  COM        002824100   13,643    199,000 SH              SOLE                  199,000
AFLAC INC                    COM        001055102   10,055    210,000 SH              SOLE                  210,000
ALASKA AIR GROUP INC         COM        011659109    3,716    106,000 SH              SOLE                  106,000
ALTRIA GROUP INC             COM        02209S103   11,723    351,100 SH              SOLE                  351,100
AMAZON COM INC               COM        023135106    6,714     26,400 SH              SOLE                   26,400
APPLE INC                    COM        037833100   22,286     33,400 SH              SOLE                   33,400
AT&T INC                     COM        00206R102    7,012    186,000 SH              SOLE                  186,000
AUTOZONE INC                 COM        053332102    7,430     20,100 SH              SOLE                   20,100
BB&T CORP                    COM        054937107   13,131    396,000 SH              SOLE                  396,000
BIOGEN IDEC INC              COM        09062X103    9,401     63,000 SH              SOLE                   63,000
BRISTOL MYERS SQUIBB CO      COM        110122108    5,501    163,000 SH              SOLE                  163,000
C H ROBINSON WORLDWIDE INC   COM NEW    12541W209    4,918     84,000 SH              SOLE                   84,000
CAMPBELL SOUP CO             COM        134429109   11,177    321,000 SH              SOLE                  321,000
CENTURYLINK INC              COM        156700106    6,626    164,000 SH              SOLE                  164,000
CF INDS HLDGS INC            COM        125269100    4,867     21,900 SH              SOLE                   21,900
CHEVRON CORP NEW             COM        166764100   11,423     98,000 SH              SOLE                   98,000
CITRIX SYS INC               COM        177376100    7,504     98,000 SH              SOLE                   98,000
COACH INC                    COM        189754104    5,042     90,000 SH              SOLE                   90,000
COMCAST CORP NEW             CL A       20030N101   11,733    328,000 SH              SOLE                  328,000
CONOCOPHILLIPS               COM        20825C104    6,404    112,000 SH              SOLE                  112,000
CONTINENTAL RESOURCES INC    COM        212015101    8,151    106,000 SH              SOLE                  106,000
CUMMINS INC                  COM        231021106    8,114     88,000 SH              SOLE                   88,000
D R HORTON INC               COM        23331A109    9,577    464,000 SH              SOLE                  464,000
DEERE & CO                   COM        244199105    7,919     96,000 SH              SOLE                   96,000
DU PONT E I DE NEMOURS & CO  COM        263534109   10,356    206,000 SH              SOLE                  206,000
DUKE ENERGY CORP NEW         COM NEW    26441C204    5,249     81,001 SH              SOLE                   81,001
EXPRESS SCRIPTS HLDG CO      COM        30219G108    7,395    118,000 SH              SOLE                  118,000
FIRSTENERGY CORP             COM        337932107    3,881     88,000 SH              SOLE                   88,000
GILEAD SCIENCES INC          COM        375558103   11,342    171,000 SH              SOLE                  171,000
GOLDMAN SACHS GROUP INC      COM        38141G104    5,116     45,000 SH              SOLE                   45,000
GOODYEAR TIRE & RUBR CO      COM        382550101    7,668    629,000 SH              SOLE                  629,000
GOOGLE INC                   CL A       38259P508    8,450     11,200 SH              SOLE                   11,200
HCP INC                      COM        40414L109    6,316    142,000 SH              SOLE                  142,000
HEINZ H J CO                 COM        423074103    7,777    139,000 SH              SOLE                  139,000
INTEL CORP                   COM        458140100    9,095    401,000 SH              SOLE                  401,000
INTERNATIONAL BUSINESS MACHS COM        459200101   13,899     67,000 SH              SOLE                   67,000
JOHNSON & JOHNSON            COM        478160104   14,953    217,000 SH              SOLE                  217,000
JPMORGAN CHASE & CO          COM        46625H100   14,654    362,000 SH              SOLE                  362,000
KIMBERLY CLARK CORP          COM        494368103    6,605     77,000 SH              SOLE                   77,000
LEGGETT & PLATT INC          COM        524660107    5,386    215,000 SH              SOLE                  215,000
LILLY ELI & CO               COM        532457108    8,913    188,000 SH              SOLE                  188,000
LINCOLN NATL CORP IND        COM        534187109    9,821    406,000 SH              SOLE                  406,000
LOCKHEED MARTIN CORP         COM        539830109    6,443     69,000 SH              SOLE                   69,000

LULULEMON ATHLETICA INC      COM        550021109    6,876     93,000 SH              SOLE                   93,000
MASTERCARD INC               CL A       57636Q104   10,249     22,700 SH              SOLE                   22,700
MCDONALDS CORP               COM        580135101    5,413     59,000 SH              SOLE                   59,000
MEADWESTVACO CORP            COM        583334107    4,131    135,000 SH              SOLE                  135,000
MONSANTO CO NEW              COM        61166W101   10,194    112,000 SH              SOLE                  112,000
NEW YORK CMNTY BANCORP INC   COM        649445103    5,437    384,000 SH              SOLE                  384,000
PAPA JOHNS INTL INC          COM        698813102    2,457     46,000 SH              SOLE                   46,000
PAYCHEX INC                  COM        704326107    6,425    193,000 SH              SOLE                  193,000
PEPSICO INC                  COM        713448108   12,102    171,000 SH              SOLE                  171,000
PETROLEO BRASILEIRO SA PETRO SPONS. ADR 71654V408    3,693    161,000 SH              SOLE                  161,000
PROCTER & GAMBLE CO          COM        742718109   11,652    168,000 SH              SOLE                  168,000
QUALCOMM INC                 COM        747525103   14,185    227,000 SH              SOLE                  227,000
TEMPLETON DRAGON FD INC      COM        88018T101    8,535    333,000 SH              SOLE                  333,000
TOTAL S A                    SPONS. ADR 89151E109    3,607     72,000 SH              SOLE                   72,000
UNION PAC CORP               COM        907818108    9,021     76,000 SH              SOLE                   76,000
UNITED CONTL HLDGS INC       COM        910047109    3,881    199,000 SH              SOLE                  199,000
UNITEDHEALTH GROUP INC       COM        91324P102    9,198    166,000 SH              SOLE                  166,000
US BANCORP DEL               COM NEW    902973304   12,485    364,000 SH              SOLE                  364,000
VALERO ENERGY CORP NEW       COM        91913Y100    9,441    298,000 SH              SOLE                  298,000
VERISIGN INC                 COM        92343E102    7,644    157,000 SH              SOLE                  157,000
VERIZON COMMUNICATIONS INC   COM        92343V104   12,577    276,000 SH              SOLE                  276,000
VISA INC                     COM CL A   92826C839    8,728     65,000 SH              SOLE                   65,000
WHITING PETE CORP NEW        COM        966387102    5,686    120,000 SH              SOLE                  120,000
WILLIAMS COS INC DEL         COM        969457100   12,974    371,000 SH              SOLE                  371,000
WPX ENERGY INC               COM        98212B103    5,757    347,000 SH              SOLE                  347,000
YUM BRANDS INC               COM        988498101   11,012    166,000 SH              SOLE                  166,000